UNITED STATES
SECURITES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-3150

BMC FUND, INC.
(Exact name of registrant as specified in charter)

800 GOLFVIEW PARK (P. O. BOX 500)
LENOIR, NC 28645
(Address of principal executive offices) (Zip code)

CAROL FRYE
BMC FUND, INC.
P. O. BOX 500
LENOIR, NC 28645
(Name and address of agent for service)

Registrant's telephone number: 828-758-6100

Date of fiscal year end:  October 31, 2004

Date of reporting period:  October 31, 2004


Item 1.  Report to Stockholders.

                                 BMC FUND, INC.

                            FINANCIAL STATEMENTS AND

                            SUPPLEMENTARY INFORMATION

                           Year Ended October 31, 2004

BMC FUND, INC.
--------------------------------------------------------------------------------

TABLE OF CONTENTS

                                                                        Page No.
                                                                        --------

Directors and Officers..................................................    1

Letter to Shareholders - Management's Discussion of Fund Performance....    2

Graphic Presentation of Portfolio Holdings and Sector Diversification...    4

Federal Income Tax Information..........................................    5

Supplemental Information................................................    5

Supplemental Proxy Information..........................................    6

Independent Auditors' Report............................................    7

Statement of Assets and Liabilities.....................................    8

Statement of Operations.................................................    9

Statements of Changes In Net Assets.....................................   10

Notes to Financial Statements...........................................   11

Financial Highlights....................................................   13

Schedules of Investments:
        I. - Investments in Securities of Unaffiliated Issuers..........   14
       II. - Investments  - Other than Securities.......................   29
      III. - Investments in Affiliates..................................   30

BMC FUND, INC.
DIRECTORS AND OFFICERS
--------------------------------------------------------------------------------

                                    DIRECTORS

        James T. Broyhill                          Winston-Salem, North Carolina
        Paul H. Broyhill                           Lenoir, North Carolina
        William E. Cooper                          Dallas, Texas
        Lawrence Z. Crockett                       Vero Beach, Florida
        Jan E. Gordon                              Palm Harbor, Florida
        Allene B. Heilman                          Clearwater, Florida
        Gene A. Hoots                              Charlotte, North Carolina
        Michael G. Landry                          Fort Lauderdale, Florida
        John S. Little                             Naples, Florida
        L. Glenn Orr, Jr.                          Winston-Salem, North Carolina

                                    OFFICERS

        Paul H. Broyhill                           President
        M. Hunt Broyhill                           Vice President
        Gene Hendricks                             Vice President and
                                                    Chief Financial Officer
        Michael G. Landry                          Vice President and
                                                    Chief Investment Officer
        Carol Frye                                 Secretary and Treasurer

                                DIRECTOR EMERITUS

        Harry Heltzer                              Lenoir, North Carolina

TO OUR SHAREHOLDERS: MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

We are happy to present to you our report for the year ended October 31, 2004, which we believe contains complete and pertinent financial information.

We are pleased to inform you that over the past fiscal year BMC Fund, Inc. (the "Fund") is up 10%. The Fund's strong performance reinforces the Board's long-term strategy to remain well diversified across asset categories. For the latest fiscal year, net assets, which included unrealized gains, increased by $14,287,788. We should not expect comparable earnings during the year which will end October 31, 2005, as markets are volatile; however, we are reasonably optimistic that barring an unexpected national or international event the financial markets will continue to improve.

It should be noted that the United States ("US") bond market produced relatively strong gains for the three-month period ended September 30, 2004. In spite of rising short-term rates, bond yields actually fell, resulting in higher bond prices. The Lehman Brothers Aggregate Index, a good proxy for the fixed income market, was up 3.2% for the three-month period ended September 30, 2004.

During the same three-month period ended September 30, 2004, US stock markets struggled. Higher oil prices and concerns over the upcoming election kept the pressure on the broader market. After falling as much as 6% over the summer, the S&P 500 recovered somewhat to end down 1.9%.

Within this environment, the combined Fund portfolio provided a positive return of 1.3% for the three-month period ended September 30, 2004. For the twelve months ended September 30, 2004, the Fund's combined portfolio provided a total return of 14.1%, compared to 13.9% for the S&P 500 and 3.7% for the Lehman Brothers Aggregate Index.

It is important to note that although the benchmark comparisons shown above are helpful, they do not take into account the diversified nature of the Fund. The long-term goal is not to beat the market but to produce an income for shareholders of 4.5% while at the same time growing the asset base to maintain "real value," or after inflation value of the Fund. To accomplish this, the Fund is well diversified among stocks, bonds and real estate.

As indicated in the accompanying pie charts included on page 4, there have been no major shifts in the allocation of the Fund's assets over the last quarter of the Fund's fiscal year. Given the current investment climate, the investment team continues to be comfortable with the Fund's asset allocation.

In the short run, equities appear to be most attractive. The weak US dollar will mean greater profits for exporters. Those multinational companies earning profits in regions of the world with stronger currencies should see revenues increase when profits are translated into US dollars. We believe that the Federal Reserve Board will continue to gradually raise interest rates. For this reason we are keeping bond maturities relatively short. In the high yield bond sector, spreads are narrow by historical standards. So far, heavy supply has been met by high demands from investors looking for higher yields in a low interest rate environment. Nevertheless, we are concerned about a possible shake out in this market. Since corrections invariably follow periods where valuations are rich and where the prospects for defaults are high, the Fund's portfolio managers will err on the side of caution.

So long as interest rates continue to rise at a modest pace, and the current high crude oil inventories remain stable, which should mean lower oil prices for the time being, we believe the economic prospects look good for the immediate future.

During the year ended October 31, 2004, the Fund paid the following dividends per share:

      December 10, 2003 to shareholders of record November 25, 2003   $   .38
      March 10, 2004 to shareholders of record February 25, 2004          .25
      June 10, 2004 to shareholders of record May 25, 2004                .25
      September 10, 2004 to shareholders of record August 25, 2004        .25
                                                                      -------

      Total                                                           $  1.13
                                                                      =======

The Fund paid a dividend of $.71 per share on December 10, 2004 to shareholders of record November 25, 2004.

Schedule I is a listing of the entire Fund's diversified securities at October 31, 2004, with a total market value of $133,339,921.

Paul H. Broyhill, President

M. Hunt Broyhill, Vice President

Michael G. Landry, Vice President

                       BMC Fund, Inc. Portfolio Holdings

              Other Investments                         15.73%
              Stock Mutual Funds                        16.55%
              Common Stocks                             44.52%
              Preferred Stocks                           0.77%
              Bond Mutual Funds                          4.61%
              Corporate Bonds                            6.50%
              Cash Equivalents                          11.32%

                     BMC Fund, Inc. Sector Diversification
                         (% of common stock portfolio)

              Consumer Discretionary                     4.44%
              Consumer Staples                           5.95%
              Energy                                    19.49%
              Financials                                29.39%
              Health Care                                6.38%
              Industrials                               12.61%
              Information Technology                     7.39%
              Materials                                  2.36%
              Telecommunications Services                1.54%
              Utilities                                 10.45%

                         FEDERAL INCOME TAX INFORMATION

We are required by the Internal Revenue Code to advise you within 60 days of the Fund's fiscal year end (October 31, 2004) as to the federal tax status of dividends paid by the Fund during such fiscal year. Accordingly, we are advising you that during the year ended October 31, 2004, the Fund paid distributions to its shareholders totaling $1.13 per share, comprised of $1.12 per share ordinary income and short-term capital gains which are taxable as ordinary income, and $0.01 per share long-term capital gains which are taxable as such. The shareholders are furnished a Form 1099 in January of each year which details the federal tax status of dividends paid by the Fund during the calendar year. There were no undistributed capital gains during the fiscal year.

                            SUPPLEMENTAL INFORMATION

Paul H. Broyhill, President, Michael G. Landry, Vice President and Chief Investment Officer, and M. Hunt Broyhill, Vice President, are primarily responsible for the day-to-day management of the Company's portfolio. Mr. Paul Broyhill has had such responsibility since the inception of the Fund. Messrs. Landry and Hunt Broyhill have had such responsibility since 2001. Messrs. Landry and Hunt Broyhill have been engaged in asset management for various institutions and high net worth individuals for more than five years.

                         SUPPLEMENTAL PROXY INFORMATION
                       2004 ANNUAL MEETING OF SHAREHOLDERS

The Annual Meeting of Shareholders of BMC Fund, Inc. was held on January 31, 2004 at The Registry Resort & Club, Naples, Florida. The meeting was held for the following purposes:

1.    To elect the following 10 directors to serve as follows:

      Director                                          Term            Expiring

      James T. Broyhill                                 1 year            2005
      Paul H. Broyhill                                  1 year            2005
      William E. Cooper                                 1 year            2005
      Lawrence Z. Crockett                              1 year            2005
      Jan E. Gordon                                     1 year            2005
      Allene B. Heilman                                 1 year            2005
      Gene A. Hoots                                     1 year            2005
      Michael G. Landry                                 1 year            2005
      John S. Little                                    1 year            2005
      L. Glenn Orr, Jr                                  1 year            2005

2.    To vote upon such other business as may come before the meeting.

The results of the proxy solicitation on the above matters were as follows:

                                  Votes       Votes       Votes
      Director                     For       Against     Withheld    Abstentions

      James T. Broyhill         4,908,571      500         24,210        --
      Paul H. Broyhill          4,908,571      500         24,210        --
      William E. Cooper         4,908,571      500         24,210        --
      Lawrence Z. Crockett      4,908,571      500         24,210        --
      Jan E. Gordon             4,908,571      500         24,210        --
      Allene B. Heilman         4,908,571      500         24,210        --
      Gene A. Hoots             4,908,571      500         24,210        --
      Michael G. Landry         4,908,571      500         24,210        --
      John S. Little            4,908,571      500         24,210        --
      L. Glenn Orr, Jr          4,908,571      500         24,210        --

There was no other business voted upon at the Annual Meeting of Shareholders.

                           [LOGO OF DIXON HUGHES PLLC]

                          INDEPENDENT AUDITORS' REPORT

To the Board of Directors and
Shareholders of BMC Fund, Inc.:

We have audited the accompanying statement of assets and liabilities of BMC Fund, Inc. (the "Company"), including the schedules of investments, as of October 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for the years ended October 31, 2004 and 2003, and the financial highlights for the years ended October 31, 2004 and 2003, the seven months ended October 31, 2002 and the years ended March 31, 2002 and 2001. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the six years in the period ended March 31, 2000 were audited by other auditors whose report dated May 19, 2000 expressed an unqualified opinion on the financial highlights for those six years.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2004 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements for the years ended October 31, 2004 and 2003 and the financial highlights for the years ended October 31, 2004 and 2003, the seven months ended October 31, 2002 and the years ended March 31, 2002 and 2001 referred to above present fairly, in all material respects, the financial position of BMC Fund, Inc. as of October 31, 2004, the results of its operations for the year then ended, the changes in its net assets for the years ended October 31, 2004 and 2003, and the financial highlights for the years ended October 31, 2004 and 2003, the seven months ended October 31, 2002 and the years ended March 31, 2002 and 2001, in conformity with accounting principles generally accepted in the United States of America.

/s/ Dixon Hughes PLLC

December 9, 2004
Charlotte, North Carolina

BMC FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
October 31, 2004
--------------------------------------------------------------------------------

ASSETS AT MARKET VALUE:
       Investment securities (cost - $114,544,265)                                           $133,339,921
       Investments in affiliates - wholly owned subsidiaries (equity value $14,244,911)        15,636,062
       Investment in real estate (cost - $144,781)                                                350,000
       Cash and short-term investments                                                            903,851
       Receivables - accrued interest and dividends                                               333,950
       Receivable from broker                                                                   3,531,173
       Receivable from hedge fund liquidation                                                     266,621
       Other assets                                                                                21,125
                                                                                             ------------

       Total assets                                                                           154,382,703
                                                                                             ------------

LIABILITIES:
       Notes payable                                                                            1,700,000
       Accounts payable and accrued expenses                                                       59,641
                                                                                             ------------

Total liabilities                                                                               1,759,641
                                                                                             ------------

NET ASSETS AT OCTOBER 31, 2004 - EQUIVALENT TO $30.94 PER
       SHARE ON 4,933,281 SHARES OF COMMON STOCK OUTSTANDING                                 $152,623,062
                                                                                             ============

SUMMARY OF SHAREHOLDERS' EQUITY:
       Common stock, par value $5.00 per share - authorized 70,000,000 shares;
       outstanding, 4,933,281 shares                                                         $ 24,666,405
       Retained earnings prior to becoming investment company                                  92,939,370
       Undistributed net investment income                                                      9,430,547
       Undistributed nontaxable gain                                                            5,194,714
       Unrealized appreciation of investments                                                  20,392,026
                                                                                             ------------

NET ASSETS APPLICABLE TO COMMON STOCK OUTSTANDING                                            $152,623,062
                                                                                             ============

See accompanying notes to financial statements.

BMC FUND, INC.
STATEMENT OF OPERATIONS
Year Ended October 31, 2004
--------------------------------------------------------------------------------

INVESTMENT INCOME:
Income:
     Interest - corporate bonds                                      $   688,530
     Other interest and dividends                                      3,076,341
     Equity in earnings of wholly-owned subsidiaries                   1,348,305
                                                                     -----------

     Total income                                                      5,113,176
                                                                     -----------

Expenses:
     Legal and professional fees                                         224,528
     Directors' fees (Note 3)                                             38,500
     Interest expense                                                    193,990
     Bank service charges                                                 41,674
     Investment expense                                                   51,963
     Salaries                                                            336,087
     Property and liability insurance                                     42,658
     Depreciation expense                                                  1,830
     Taxes and licenses                                                   62,348
     Rent                                                                 14,100
     Office supplies and expense                                          17,854
     Dues and subscriptions                                               10,148
     Travel and entertainment                                             55,135
                                                                     -----------

     Total expenses                                                    1,090,815
                                                                     -----------

     Investment income, net                                            4,022,361
                                                                     -----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Realized gain from investment securities sold                          2,390,141
Change in unrealized appreciation of investments for the period        7,875,286
                                                                     -----------

     Net gain on investments                                          10,265,427
                                                                     -----------

NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS                                                      $14,287,788
                                                                     ===========

See accompanying notes to financial statements.

BMC FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS
Years Ended October 31, 2004 and 2003
--------------------------------------------------------------------------------

                                                                   2004                2003
                                                              -------------       -------------
INCREASE IN NET ASSETS FROM OPERATIONS:
    Investment income, net                                    $   4,022,361       $   4,690,750
    Realized gain from investment securities sold                 2,390,141           2,696,356
    Change in unrealized appreciation of investments
      for the period                                              7,875,286          15,859,911
                                                              -------------       -------------

    Net increase in net assets resulting from operations         14,287,788          23,247,017

Distributions to shareholders from:
    Net realized gain on investment securities                   (2,390,141)         (2,696,356)
    Net investment income                                        (3,184,467)         (2,236,925)
                                                              -------------       -------------

TOTAL INCREASE IN NET ASSETS                                      8,713,180          18,313,736

NET ASSETS AT BEGINNING OF PERIOD                               143,909,882         125,596,146
                                                              -------------       -------------

NET ASSETS AT END OF PERIOD (Including
    undistributed net investment income:
    10/31/04 - $9,430,547; 10/31/03 - $8,592,653)             $ 152,623,062       $ 143,909,882
                                                              =============       =============

See accompanying notes to financial statements.

BMC FUND, INC.
NOTES TO FINANCIAL STATEMENTS
Year Ended October 31, 2004
--------------------------------------------------------------------------------

1.    SIGNIFICANT ACCOUNTING POLICIES

      BMC Fund, Inc. (the "Company") is a closed-end, diversified investment company registered under the Investment Company Act of 1940, as amended. Prior to becoming a regulated investment company on April 1, 1981, BMC Fund, Inc. operated as a regular corporation. The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

      A. Investment Valuations - The investment securities are stated at market value as determined by closing prices on national securities exchanges. Investment securities include corporate bonds, mutual funds, and common and preferred stocks.

            The investments in limited partnerships, other investments and venture capital are stated at estimated fair value as determined by the management of these investments and are approved by the Company's Valuation Committee after giving consideration to historical and projected financial results, economic conditions, financial condition of investee and other factors and events subject to change. Because of the inherent uncertainty of those valuations, the estimated values may differ significantly from the values that would have been used had a ready market value for the securities existed, and these differences could be material.

            The carrying value of the investments in wholly owned subsidiaries is based on an independent appraisal of the fair market value of the subsidiaries. Equity in earnings of the wholly owned subsidiaries in the statement of operations represents the current year earnings of the subsidiaries accounted for using the equity method.

            The carrying value of the investment in real estate is based on an independent appraisal of the fair market value of the real estate.

      B. Investment Transactions - Investment transactions are accounted for on the date the order to buy or sell is executed. Realized gains and losses on investments are determined on the basis of specific identification of issues sold or matured. The aggregate dollar amount of purchases and sales of investment securities, other than government securities and short-term debt securities having maturities of one year or less, for the year ended October 31, 2004, was $122,371,236.

      C. Income Taxes - No federal tax provision is required as it is the Company's policy to comply with the provisions of Subchapter M of the Internal Revenue Code of 1954, as amended, including the distribution to its shareholders of substantially all of its income and any capital gains not offset by capital losses. Also, no state income tax provision has been provided because the states in which the Company has income recognize the tax exempt status of a regulated investment company.

BMC FUND, INC.
NOTES TO FINANCIAL STATEMENTS
Year Ended October 31, 2004
--------------------------------------------------------------------------------

1.    SIGNIFICANT ACCOUNTING POLICIES (Continued)

      D. Dividend Policy - It is the Company's policy to pay dividends during the year in sufficient amounts to meet the requirements to maintain its status as a regulated investment company.

      E. Cash and Short-Term Investments - For purposes of financial reporting, the Company considers all investments at financial institutions with original maturities of three months or less to be equivalent to cash. Short-term money market investments managed by third party investors are included in investment securities.

      F. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2.    LINE OF CREDIT

      On September 25, 2000 (modified on October 20, 2000 and renewed July 21,
      2004), the Company entered into an agreement with a bank for an unsecured line of credit in the amount of $10,000,000 to provide the Company more flexibility in its payment of dividends and management of its investments. The interest rate on any borrowings will be at the LIBOR market index rate plus 125 basis points. No commitment fee is charged on any unused balance. As of October 31, 2004, the Company had borrowings of $1,700,000 from this line of credit, which expires on July 31, 2005.

3.    ADVISORY BOARD AND REMUNERATION OF DIRECTORS

      The Company does not have an advisory board. The independent directors are paid an annual fee of $3,000 plus $1,000 for each meeting attended in person or $500 cash for each meeting attended by telephone. Each such independent director is paid an additional $1,000 for each day attending a committee meeting in person or $500 by telephone other than on the date of a board meeting. In addition, all directors are reimbursed for their reasonable expenses incurred in attending meetings.

BMC FUND, INC.
FINANCIAL HIGHLIGHTS
Years Ended October 31, 2004 and 2003, Seven Month Period Ended October 31, 2002, and Each of the Eight Years in the Period Ended March 31, 2002
--------------------------------------------------------------------------------

The following table presents financial information divided into three parts: per share operating performance, total investment return and ratios and supplemental data for the years ended October 31, 2004 and 2003, the seven month period ended October 31, 2002, and each of the eight years in the period ended March 31, 2002. The first part, per share operating performance, details the changes on a per share basis of the Company's beginning net asset value to its ending net asset value. The second part, total investment return, is based on the market price of the Company's shares of stock. Part three, ratios and supplemental data, provides additional financial information related to the Company's performance.

                                                                               Seven Months
                                                                                  Ended
PER SHARE OPERATING                                                            October 31,
   PERFORMANCE                                    2004             2003            2002             2002             2001
                                                ---------       ---------       ---------        ---------        ---------
Net asset value, beginning of period            $   29.17       $   25.46       $   28.95        $   29.44        $   31.84
                                                ---------       ---------       ---------        ---------        ---------
   Net investment income                             0.82            0.95            0.59             1.13             1.31
   Net gains (losses) on investments                 2.08            3.76           (3.45)           (0.30)           (2.13)
                                                ---------       ---------       ---------        ---------        ---------
Total from investment operations                     2.90            4.71           (2.86)            0.83            (0.82)
                                                ---------       ---------       ---------        ---------        ---------
Less distributions:
   Dividends from net investment income              0.65            0.45            0.56             0.84             1.58
   Distributions from capital gains                  0.48            0.55            0.07             0.48               --
                                                ---------       ---------       ---------        ---------        ---------
Total distributions                                  1.13            1.00            0.63             1.32             1.58
                                                ---------       ---------       ---------        ---------        ---------
Net asset value, end of period                  $   30.94       $   29.17       $   25.46        $   28.95        $   29.44
                                                =========       =========       =========        =========        =========

Per share market value, end of period(1)        $   26.00       $   26.00       $   26.00        $   26.00        $   26.00
                                                =========       =========       =========        =========        =========

TOTAL INVESTMENT RETURN(2)                          11.14%          18.12%         (18.85)%*          3.20%           (3.15)%
                                                =========       =========       =========        =========        =========

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in thousands)        $ 152,623       $ 143,910       $ 125,596        $ 142,811        $ 145,221
Ratio of expenses to average net assets(3)           0.73%           0.73%           0.71%*           0.62%            0.49%
Ratio of net investment income to
   average net assets(3)                             2.70%           3.52%           3.78%*           3.91%            4.23%
Portfolio turnover rate                             40.10%          52.51%          31.95%           67.18%           33.65%



PER SHARE OPERATING
   PERFORMANCE                                     2000          1999           1998           1997            1996          1995
                                                ---------     ---------      ---------      ---------       ---------     ---------
Net asset value, beginning of period            $   29.01     $   30.55      $   29.33      $   29.40       $   28.23     $   28.02
                                                ---------     ---------      ---------      ---------       ---------     ---------
   Net investment income                             2.11          1.04           1.26           1.29            1.22          1.28
   Net gains (losses) on investments                 2.11         (0.16)          1.95           0.54            1.69          0.46
                                                ---------     ---------      ---------      ---------       ---------     ---------
Total from investment operations                     4.22          0.88           3.21           1.83            2.91          1.74
                                                ---------     ---------      ---------      ---------       ---------     ---------
Less distributions:
   Dividends from net investment income              1.10          1.49           1.14           1.16            1.05          1.20
   Distributions from capital gains                  0.29          0.93           0.85           0.74            0.69          0.33
                                                ---------     ---------      ---------      ---------       ---------     ---------
Total distributions                                  1.39          2.42           1.99           1.90            1.74          1.53
                                                ---------     ---------      ---------      ---------       ---------     ---------
Net asset value, end of period                  $   31.84     $   29.01      $   30.55      $   29.33       $   29.40     $   28.23
                                                =========     =========      =========      =========       =========     =========

Per share market value, end of period(1)        $   26.00     $   26.00      $   26.00            N/A       $   26.00     $   26.00
                                                =========     =========      =========      =========       =========     =========

TOTAL INVESTMENT RETURN(2)                          16.23%         3.38%         12.33%          7.05%          11.17%         6.68%
                                                =========     =========      =========      =========       =========     =========

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in thousands)        $ 157,057     $ 143,092      $ 150,705      $ 144,702       $ 145,036     $ 139,248
Ratio of expenses to average net assets(3)           0.40%         0.32%          0.27%          0.27%           0.29%         0.30%
Ratio of net investment income to
   average net assets(3)                             6.99%         3.50%          4.18%          4.39%           4.21%         4.55%
Portfolio turnover rate                             94.21%        80.17%         26.98%         31.23%          21.75%        32.29%

(1) Unaudited - Based on stock trades, which are very limited, during that year.

(2) Unaudited - Computed as follows: income from investment operations divided by per share market value.

(3)   Average is computed on a quarterly basis.

*     Annualized

BMC FUND, INC.                                                        SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS
October 31, 2004
--------------------------------------------------------------------------------

                                                    Coupon                                                            Percent
                                                   Interest       Maturity           Maturity          Market          of Net
Debt Issuer                                          Rate           Date              Value            Value           Assets
CORPORATE BONDS:
OAKWOOD HOMES CORP                                  7.875%        3/1/2004         $ 1,000,000      $   450,000
TARGET CORP                                         7.500%        2/15/2005            200,000          202,788
UNITED DOMINION RLTY TR MT                          7.730%        4/5/2005           1,000,000        1,021,390
RITE AID CORP                                       7.625%        4/15/2005          1,000,000        1,015,000
NATIONAL CITY CORP                                  7.200%        5/15/2005            200,000          205,108
RYDER SYS INC                                       6.500%        5/15/2005            725,000          738,913
CBS CORP                                            7.150%        5/20/2005            300,000          307,722
COX COMMUNICATIONS INC NEW                          6.875%        6/15/2005            300,000          307,167
ENRON CORP(1)                                       6.750%        7/1/2005             300,000               --
SPRINT CAP CORP                                     7.125%        1/30/2006             80,000           84,144
FORD MOTOR CR CO                                    6.875%        2/1/2006              95,000           98,770
PAINE WEBBER GROUP INC                              6.750%        2/1/2006             800,000          840,664
PHILIP MORRIS COS INC                               6.375%        2/1/2006           1,000,000        1,032,280
PROGRESS ENERGY INC                                 6.750%        3/1/2006             100,000          104,861
FEDERAL RLTY INVT TR MTN                            6.990%        3/10/2006            500,000          525,115
KEYCORP NEW                                         7.500%        6/15/2006            500,000          537,975
SEAGRAM LTD                                         8.350%       11/15/2006            590,000          635,807
NORFOLK SOUTHERN CORP                               7.350%        5/15/2007            150,000          163,953
TELUS CORP                                          7.500%        6/1/2007              60,000           65,927
OWENS CORNING(1)                                    7.700%        5/1/2008             660,000          325,050
                                                                                   -----------      -----------

TOTAL INVESTMENTS IN CORPORATE BONDS                                               $ 9,560,000      $ 8,662,634        5.68%
                                                                                   ===========      -----------        ----

(1)   In default

BMC FUND, INC.                                                        SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (CONTINUED)
October 31, 2004
--------------------------------------------------------------------------------

                                                                                                 Percent
                                              Shares                           Market            of Net
Company Name                                   Held            Cost            Value             Assets
MUTUAL FUNDS:
BOND MUTUAL FUNDS:
ABERDEEN ASIA-PACIFIC INCO                  175,000.00      $  971,466      $1,109,500
FEDERATED ADJ RATE SEC INS                   21,194.72         204,104         202,622
ING PRIME RATE TR SH BEN I                  164,600.00       1,159,732       1,275,650
NORTHEAST INVS TR SH BEN I                   33,738.19         250,000         259,109
TEMPLETON GLOBAL INCM COM                   125,500.00         959,841       1,165,895
TIAA CREF MUT FD HIGH YLD                    52,966.10         500,000         500,530
VAN KAMPEN SR INCM TR COM                   158,000.00       1,185,836       1,369,860
VANGUARD FXD INC SECS HI Y                   40,916.53         250,000         263,093
                                                            ----------      ----------
   TOTAL BOND MUTUAL FUNDS                                  $5,480,979      $6,146,259            4.03%
                                                            ----------      ----------            ----

BMC FUND, INC.                                                        SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (CONTINUED)
October 31, 2004
--------------------------------------------------------------------------------

                                                                                         Percent
                                         Shares                            Market        of Net
Company Name                              Held            Cost             Value         Assets
MUTUAL FUNDS:
STOCK MUTUAL FUNDS:
ABERDEEN AUSTRALIA EQT COM             98,100.00      $   611,441      $ 1,005,525
AMERICAN CENTURY FUNDS GLO             34,791.15          377,327          431,410
ARBITRAGE FDS SHS                      14,788.17          185,000          181,303
ARIEL GROWTH FD CALV ARIEL              3,632.90          145,448          163,226
BLDRS INDEX FDS TR ASIA 50              4,000.00          244,960          257,600
BLDRS INDEX FDS TR EMER MK              4,000.00          271,595          297,480
BRANDYWINE FD INC COM                  10,053.62          225,000          244,605
CITIGROUP INVTS LN FD COM               5,000.00           70,000           71,800
CORNERCAP SMALL CAP VALUE              39,782.98          427,671          567,703
DIAMONDS TR UNIT SER 1                    600.00           51,126           60,228
DODGE & COX STK FD COM                  1,569.95          164,147          191,079
FPA FUNDS TR FPA CRESCENT              10,957.16          194,065          248,837
GERMANY FD INC COM                     12,072.00           89,697           86,798
GLADSTONE CAPITAL CORP COM              6,000.00          123,299          138,600
GMO TR FOREIGN II                      63,902.32          661,347          890,159
GMO TR INTL INT VL II                  19,384.40          362,936          504,576
GMO TR REIT FD CL III                  46,391.94          521,798          654,590
GMO TR SML CP VAL III                  22,484.36          288,169          255,872
GMO TR VALUE III                       33,419.15          254,197          308,125
HANCOCK J PATRIOT SLCT COM             10,000.00          152,050          145,000
HARRIS ASSOC INVT TR OAKMA              2,715.45          100,302          106,907
ICON FDS INFO TECHNOLOGY               19,501.63          180,000          162,059
INDIA FD INC COM                        3,000.00           57,440           74,790
ISHARES INC MSCI AUSTRALIA             10,000.00          133,000          154,700
ISHARES INC MSCI HONG KONG             10,000.00          101,260          111,300
ISHARES INC MSCI JAPAN                 28,000.00          267,980          278,040
ISHARES INC MSCI SINGAPORE             60,000.00          383,073          414,000
ISHARES TR DJ CON NON CYCL              4,000.00          187,140          192,240
ISHARES TR DJ US HEALTHCR               3,000.00          167,860          163,860
ISHARES TR DJ US UTILS                  2,000.00          102,740          129,040
ISHARES TR MSCI EAFE IDX                4,200.00          520,186          614,670
ISHARES TR MSCI EMERG MKT               3,000.00          393,810          532,230
ISHARES TR RUSL 2000 VALU               2,500.00          270,675          435,500
ISHARES TR RUSSELL 2000                 1,000.00           88,420          116,190
ISHARES TR S&P MIDCAP 400               1,450.00          144,286          174,638
ISHARES TR S&P MIDCP GROW               2,000.00          216,050          246,300
KOREA FD COM                            5,000.00           98,850          101,500
MALAYSIA FD INC COM                    10,000.00           61,039           56,000
MATTHEWS INTL FDS ASIAN GR             41,191.46          565,000          629,817
MERGER FD SH BEN INT                    6,922.01          101,383          104,868

BMC FUND, INC.                                                        SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (CONTINUED)
October 31, 2004
--------------------------------------------------------------------------------

                                                                                          Percent
                                         Shares                            Market         of Net
Company Name                              Held            Cost             Value          Assets
STOCK MUTUAL FUNDS:
MERIDIAN FD INC VALUE FD                7,518.35      $   263,000      $   296,524
MEXICO FD INC COM                      22,226.00          396,399          428,517
MORGAN S D WITTR ASIA COM              46,000.00          454,110          528,540
NASDAQ 100 TR UNIT SER 1               37,700.00        1,242,750        1,391,130
NEW IRELAND FUND INC                   15,000.00          159,440          276,900
OIL SVC HOLDRS TR DEPOSTRY              3,500.00          204,925          283,710
OPPENHEIMER GOLD&SPL SH BE              9,856.63          165,000          194,570
PBHG FDS INC MID CAP VAL               11,461.14          172,000          209,853
REGIONAL BK HOLDRS TR DEPO              1,400.00          163,553          190,162
ROWE T PRICE CAP APPRE SH              10,519.70          155,179          197,876
ROWE T PRICE INTL FDS NEW              14,666.67          110,000          129,360
ROYCE FD TOTAL RETURN                  24,913.68          239,092          285,262
ROYCE VALUE TR INC COM                    395.00            6,776            7,359
SECTOR SPDR TR SBI INT-ENE             10,000.00          288,600          351,400
SECTOR SPDR TR SBI INT-TEC              5,000.00           78,650           99,800
SECTOR SPDR TR SBI INT-UTI             11,000.00          264,940          288,970
SELECTED AMERN SHS INC COM              5,108.99          150,000          176,975
SEMICONDUCTOR HLDRS TR DEP              9,000.00          242,400          291,150
SPAIN FD COM                           25,200.00          214,302          301,896
SPDR TR UNIT SER 1                     13,350.00        1,461,438        1,511,220
SWISS HELVETIA FD INC COM              24,246.00          274,782          323,684
TAIWAN FD INC COM                      10,000.00           82,878          109,500
TEMPLETON DRAGON FD COM                37,000.00          405,009          567,580
TWEEDY BROWNE FD INC GLOBA              7,824.63          153,542          172,064
VANGUARD HORIZON FD CAP OP              4,472.38          100,058          126,032
VANGUARD HORIZON FD STRATE              6,935.60          106,714          140,099
VANGUARD INDEX TR SML CP V             10,224.95          100,000          130,368
VANGUARD SPECIALIZED PRECI             30,387.65          379,950          495,015
VANGUARD SPECIALIZED REIT              10,131.48          131,600          178,314
VANGUARD WHITEHALL FDS SEL              9,844.33          142,314          165,089
VANGUARD WORLD FD INTL GR               6,007.50          253,811          329,331
WASATCH ADVISORS FDS CORE               6,206.11          210,777          238,563
WASATCH ADVISORS FDS MICRO             24,525.00          147,000          150,093
                                                      -----------      -----------
   TOTAL STOCK MUTUAL FUNDS                            18,482,756       22,070,071          14.46%
                                                      -----------      -----------          -----

TOTAL INVESTMENTS IN MUTUAL FUNDS                     $23,963,735      $28,216,330          18.49%
                                                      ===========      -----------          -----

BMC FUND, INC.                                                        SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (CONTINUED)
October 31, 2004
--------------------------------------------------------------------------------

                                                                Market       Percent of
Company Name                                    Cost             Value       Net Assets
OTHER INVESTMENTS:

LIMITED PARTNERSHIPS:
INSTITUTIONAL BENCHMARKS SERIES LLC:
   -CONVERTIBLE HEDGE SERIES                $ 2,420,000      $ 2,809,710
   -DISTRESSED SECURITIES SERIES              3,100,000        3,773,786
   -EVENT DRIVEN MULTI-STRATEGY SERIES        2,880,000        3,258,785
   -EQUITY MARKET NEUTRAL                     1,500,000        1,342,953
   -MERGER ARBITRAGE SERIES                   2,100,000        2,205,876
JMG CAPITAL PARTNERS LP                       1,000,000        2,405,532
LMC COMPASS FUND, LP                          1,000,000        1,019,930
MARINER PARTNERS, LP                            750,000        1,291,400
STARK INVESTMENTS LP                          1,000,000        2,148,004
WALNUT INVESTMENT PARTNERS LP                   191,525          191,525
                                            -----------      -----------
                                             15,941,525       20,447,501       13.40%
                                            -----------      -----------       -----

OTHER INVESTMENTS:
 "SERVES "CERTIFICATES-BANK OF AMERICA          500,000          500,000        0.33%
                                            -----------      -----------       -----

VENTURE CAPITAL:
PIEDMONT VENTURE PARTNERS                        97,333            9,733
PIEDMONT VENTURE PARTNERS II LP                 239,864           23,986
                                            -----------      -----------
                                                337,197           33,719        0.02%
                                            -----------      -----------       -----

TOTAL OTHER INVESTMENTS                     $16,778,722      $20,981,220       13.75%
                                            ===========      -----------       -----

BMC FUND, INC.                                                        SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (CONTINUED)
October 31, 2004
--------------------------------------------------------------------------------

                                                                                                                     Percent
Sectors and                             Shares                                                      Market           of Net
Industries                               Held           Company Name               Cost             Value            Assets
COMMON STOCKS:

CONSUMER DISCRETIONARY
Apparel & Accessories                    2,000  ABERCROMBIE & FITCH CO CL       $    64,048      $    75,960
                                         3,000  CHICOS FAS INC COM                  130,446          120,090
                                         2,000  GAP INC DEL COM                      40,220           39,960
                                                                                -----------      -----------
                                                                                    234,714          236,010
                                                                                -----------      -----------

Broadcasting & Cable TV                  2,000  GRUPO TELEVISA SA DE SP AD          106,881          108,400
                                        13,000  LIBERTY MEDIA CORP NEW COM          123,051          115,960
                                           480  LIBERTY MEDIA INTL INC COM           17,589           17,304
                                         6,000  XM SATELLITE RADIO HLD CL           156,607          193,920
                                                                                -----------      -----------
                                                                                    404,128          435,584
                                                                                -----------      -----------

Casinos & Gaming                         3,000  GTECH HLDGS CORP COM                 85,115           70,410
                                           500  INTERNATIONAL GAME TEC COM           18,560           16,520
                                           800  MULTIMEDIA GAMES INC COM             19,025           10,560
                                           500  SHUFFLE MASTER INC COM               16,372           21,045
                                                                                -----------      -----------
                                                                                    139,072          118,535
                                                                                -----------      -----------

Homebuilding                             5,000  M D C HLDGS INC COM                 337,368          377,875
                                                                                -----------      -----------

Housewares & Specialties                49,800  WATERFORD WEDGEWOOD                 178,715           61,453
                                                                                -----------      -----------

Leisure Products                         2,000  CAREER EDUCATION CORP COM            54,781           58,740
                                       170,600  HEAD N V NY REGISTRY SH             441,736          498,152
                                                                                -----------      -----------
                                                                                    496,517          556,892
                                                                                -----------      -----------

Restaurants                              3,000  CBRL GROUP INC COM                  109,484          108,780
                                        25,300  MCDONALDS CORP COM                  574,905          737,495
                                                                                -----------      -----------
                                                                                    684,389          846,275
                                                                                -----------      -----------

   TOTAL CONSUMER DISCRETIONARY                                                   2,474,903        2,632,624           1.72%
                                                                                -----------      -----------          -----

CONSUMER STAPLES
Agricultural Products                   30,000  CONAGRA FOODS INC COM               678,370          792,000
                                                                                -----------      -----------
Drug: Retail                             3,000  CVS CORP COM                         85,800          130,380
                                                                                -----------      -----------

Food Distributors                        3,000  GENERAL MLS INC COM                 135,178          132,750
                                        12,300  NESTLE S A SPONSORED ADR            201,834          729,390
                                         5,000  SYSCO CORP COM                      156,740          161,350
                                                                                -----------      -----------
                                                                                    493,752        1,023,490
                                                                                -----------      -----------

BMC FUND, INC.                                                        SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (CONTINUED)
October 31, 2004
--------------------------------------------------------------------------------

                                                                                                                     Percent
Sectors and                             Shares                                                      Market           of Net
Industries                               Held           Company Name               Cost             Value            Assets
Household Products                       2,500  FORTUNE BRANDS INC COM          $   186,091      $   181,925
                                         3,000  LANCASTER COLONY CORP COM           122,650          128,940
                                                                                -----------      -----------
                                                                                    308,741          310,865
                                                                                -----------      -----------

Packaged Foods                           5,000  CADBURY SCHWEPPES PLC ADR           120,200          167,500
                                        33,421  DEL MONTE FOODS CO COM              293,011          356,936
                                        11,900  HEINZ H J CO COM                    399,291          432,565
                                                                                -----------      -----------
                                                                                    812,502          957,001
                                                                                -----------      -----------

Personal Products                        2,000  KIMBERLY CLARK CORP COM             105,552          119,340
                                                                                -----------      -----------

Soft Drinks                              4,000  PEPSICO INC COM                     216,254          197,720
                                                                                -----------      -----------

   TOTAL CONSUMER STAPLES                                                         2,700,971        3,530,796           2.31%
                                                                                -----------      -----------          -----

ENERGY
Integrated Oil & Gas                     7,300  BP PLC SPONSORED ADR                352,450          425,225
                                         8,800  CHEVRONTEXACO CORP COM              315,603          453,728
                                        12,646  CONOCOPHILLIPS COM                  707,824        1,057,784
                                        19,104  EXXON MOBIL CORP COM                639,732          940,299
                                         2,700  IMPERIAL OIL LTD COM NEW             95,463          156,816
                                        14,200  ROYAL DUTCH PETE CO NY REG          742,481          767,408
                                        13,200  SHELL TRANS&TRAD PLC NEW Y          549,550          623,832
                                         6,000  TOTAL FINA S A SPONSORED A          444,924          625,680
                                                                                -----------      -----------
                                                                                  3,848,027        5,050,772
                                                                                -----------      -----------

Oil & Gas Exploration & Production         500  AMERADA HESS CORP COM                32,582           40,355
                                           800  ANADARKO PETE CORP COM               35,107           53,960
                                           500  APACHE CORP COM                      16,902           25,350
                                         5,000  BURLINGTON RES INC COM              184,420          202,475
                                         7,500  DEVON ENERGY CORP NEW COM           448,283          548,100
                                         2,000  ENCANA CORP COM                      70,049           94,200
                                           500  ENERGEN CORP COM                     16,300           26,890
                                         8,000  ENERPLUS RES FD UNIT TR G           116,608          261,600
                                        25,340  ENTERPRISE PRODS PARTN COM          470,956          584,341
                                         3,000  MARATHON OIL CORP COM               111,558          113,580
                                         4,000  SUNCOR ENERGY INC COM               119,419          133,400
                                                                                -----------      -----------
                                                                                  1,622,184        2,084,251
                                                                                -----------      -----------

Oil & Gas Drilling                       3,000  POGO PRODUCING CO COM               144,091          136,650
                                                                                -----------      -----------

BMC FUND, INC.                                                        SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (CONTINUED)
October 31, 2004
--------------------------------------------------------------------------------

                                                                                                                     Percent
Sectors and                             Shares                                                      Market           of Net
Industries                               Held           Company Name               Cost             Value            Assets
Oil & Gas Equipment & Services          10,000  OMI CORP NEW COM                $   124,840      $   165,500
                                        12,000  PROVIDENT ENERGY TR TR UNI           98,976          107,760
                                         3,000  TEEKAY SHIPPNG MARS IS COM          132,495          134,550
                                         3,000  YPF SOCIEDAD ANONIMA SPON            99,919          124,500
                                                                                -----------      -----------
                                                                                    456,230          532,310
                                                                                -----------      -----------

Oil & Gas Refining & Marketing           5,600  ASHLAND INC COM                     169,017          322,672
                                        12,000  VALERO ENERGY CORP NEW COM          439,453          511,740
                                                                                -----------      -----------
                                                                                    608,470          834,412
                                                                                -----------      -----------

Pipeline                                 8,200  BUCKEYE PARTNERS L P UNIT           265,823          335,790
                                         4,450  CHESAPEAKE UTILS CORP COM            72,150          111,250
                                         5,000  KANEB PIPE LINE PARTNR SR           206,491          253,800
                                        11,400  KINDER MORGAN ENERGY UT LT          399,391          527,934
                                         4,000  NORTHERN BORDER PARTNR UNI          174,367          181,440
                                        28,000  ONEOK INC NEW COM                   513,882          750,960
                                        19,500  TEPPCO PARTNERS L P UT LTD          582,467          767,325
                                                                                -----------      -----------
                                                                                  2,214,571        2,928,499
                                                                                -----------      -----------

   TOTAL ENERGY                                                                   8,893,573       11,566,894           7.58%
                                                                                -----------      -----------          -----

FINANCIALS
Banks                                   21,356  ABN AMRO HOLDINGS ADR               331,157          513,825
                                         6,000  BANCO SANTANDER CENTRAL HI           51,020           67,080
                                        14,600  BANK OF AMERICA CORP COM            649,687          653,184
                                         9,550  COMERICA INC COM                    474,885          587,421
                                         3,750  FIRST BANCORP P R COM                84,551          204,487
                                         3,000  GOLDEN WEST FINL DEL COM            282,759          350,760
                                        17,000  REGIONS FINANCIAL CORP COM          521,990          596,360
                                         1,733  SUNTRUST BKS INC COM                 81,235          121,969
                                        13,700  US BANCORP DEL COM NEW              229,609          391,957
                                        27,300  WASHINGTON MUT INC COM              977,414        1,055,983
                                         3,000  WELLS FARGO & CO DEL COM            141,779          179,160
                                                                                -----------      -----------
                                                                                  3,826,086        4,722,186
                                                                                -----------      -----------

Consumer Finance                         1,000  CAPITAL ONE FINL CORP COM            70,140           73,760
                                         4,000  THORNBURG MTG INC COM                97,370          114,280
                                                                                -----------      -----------
                                                                                    167,510          188,040
                                                                                -----------      -----------

BMC FUND, INC.                                                        SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (CONTINUED)
October 31, 2004
--------------------------------------------------------------------------------

                                                                                                                     Percent
Sectors and                             Shares                                                      Market           of Net
Industries                               Held           Company Name               Cost             Value            Assets
Diversified Financial Services          26,300  ALLIANCE CAP MGMT HLDGS         $   885,109      $   999,400
                                        23,400  ALLIED CAP CORP COM                 610,414          602,972
                                         6,000  CHICAGO MERCANTIL HLDG CL           623,908        1,043,880
                                        10,133  CITIGROUP INC COM                   389,671          449,501
                                         6,000  DORAL FINL CORP COM                 167,570          251,580
                                         3,000  FREMONT GEN CORP COM                 80,750           63,900
                                        10,950  FRIEDMAN BILLINGS RMSY CL            99,000          187,683
                                         3,155  HSBC HLDGS PLC SPON ADR NE          178,562          255,650
                                        21,764  ING GROEP N V SPONSORED AD          555,697          579,575
                                         5,500  MOODYS CORP COM                     363,631          407,355
                                         5,500  NOVASTAR FINL INC COM               227,790          233,215
                                           137  PIPER JAFFRAY COS COM                 3,324            5,991
                                                                                -----------      -----------
                                                                                  4,185,426        5,080,702
                                                                                -----------      -----------

Insurance                               49,300  AXA SPONSORED ADR                   912,059        1,067,345
                                                                                -----------      -----------

Multi Line Insurance                       500  AMERICAN INTL GROUP COM              29,405           30,355
                                        14,000  CIGNA CORP COM                      810,132          888,440
                                                                                -----------      -----------
                                                                                    839,537          918,795
                                                                                -----------      -----------

REITs                                    1,000  AVALONBAY CMNTYS INC COM             50,490           65,470
                                         4,000  BOSTON PROPERTIES INC COM           147,670          238,880
                                         6,700  BRE PROPERTIES INC CL A             157,948          267,330
                                        10,000  DUKE WEEKS REALTY CORP COM          235,250          337,250
                                         5,500  EQUITY RESIDENT PPTYS SH B          145,795          183,425
                                        10,000  GETTY RLTY CORP NEW COM             185,058          281,200
                                         6,000  HEALTH CARE REIT INC COM            157,400          216,000
                                         4,000  HEALTHCARE RLTY TR COM              140,030          161,400
                                         6,600  HOSPITALITY PPTYS TR COM S          158,067          282,810
                                        28,000  HRPT PROPERTIES TRUST               240,971          313,320
                                         7,300  KILROY RLTY CORP COM                152,564          290,175
                                         5,100  KIMCO REALTY CORP COM               124,449          278,205
                                         5,000  MILLS CORP COM                      141,180          277,250
                                         5,000  NEW CENTURY FINANCIAL COM           271,653          274,150
                                         4,000  NEWCASTLE INVT CORP COM              92,708          122,440
                                         7,000  PROLOGIS TR SH BEN INT              194,970          272,860
                                         6,000  PUBLIC STORAGE INC COM              208,890          313,500
                                        10,000  SENIOR HSG PPTYS TR SH BEN          151,575          187,600
                                         4,800  SIMON PPTY GROUP NEW COM            130,092          279,936
                                         6,000  SOVRAN SELF STORAGE COM             137,595          234,420
                                         4,000  VORNADO RLTY TR SH BEN INT          144,772          268,800
                                         5,000  W P CAREY & CO LLC COM              114,600          161,500
                                         4,500  WEINGARTEN RLTY INVS SH BE          135,682          162,720
                                                                                -----------      -----------
                                                                                  3,619,409        5,470,641
                                                                                -----------      -----------

   TOTAL FINANCIALS                                                              13,550,027       17,447,709          11.43%
                                                                                -----------      -----------          -----

BMC FUND, INC.                                                        SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (CONTINUED)
October 31, 2004
--------------------------------------------------------------------------------

                                                                                                                     Percent
Sectors and                             Shares                                                      Market           of Net
Industries                               Held           Company Name               Cost             Value            Assets

HEALTH CARE
Biotechnology                            2,000  AMGEN INC COM                   $   113,640      $   113,200
                                                                                -----------      -----------

Health Care Distributors & Services      6,400  LABORATORY AMER HLDGS COM           238,330          293,120
                                         8,000  PEDIATRIX MED GROUP COM             458,194          450,000
                                         2,000  QUEST DIAGNOSTICS INC COM           163,676          175,080
                                         7,500  RENAL CARE GROUP INC COM            175,630          236,700
                                         4,500  UNITEDHEALTH GROUP INC COM          299,415          323,550
                                                                                -----------      -----------
                                                                                  1,335,245        1,478,450
                                                                                -----------      -----------

Health Care Equipment                    2,500  ADVANCED NEUROMOD SYS COM            75,556           79,575
                                         7,000  BIOSITE INC COM                     297,238          338,570
                                         7,000  ICU MED INC COM                     201,347          157,150
                                         3,000  MEDTRONIC INC COM                   136,707          153,330
                                         3,100  POLYMEDICA CORP COM                  91,557          104,300
                                           100  POSSIS MEDICAL INC COM                2,841            1,108
                                                                                -----------      -----------
                                                                                    805,246          834,033
                                                                                -----------      -----------

Health Care Supplies                     4,000  BARD C R INC COM                    137,398          227,200
                                         6,000  COOPER COS INC. NEW                 348,928          410,700
                                           500  CUNO INC COM                         24,223           28,750
                                                                                -----------      -----------
                                                                                    510,549          666,650
                                                                                -----------      -----------

Pharmaceuticals                          1,500  ASTRAZENECA PLC SPONSORED            69,832           61,800
                                           500  BRADLEY PHARMACEUTICAL COM           14,724            8,280
                                         2,500  BRISTOL MYERS SQUIBB COM             70,125           58,450
                                         2,000  EON LABS INC COM                     57,420           49,220
                                         5,000  IMPAX LABORATORIES INC COM          101,368           73,800
                                         1,500  MYLAN LABS INC COM                   34,700           25,830
                                        11,600  PFIZER INC COM                      288,089          333,570
                                             1  PHARMACIA CORP COM                       --               34
                                         5,000  QLT INC COM                          92,547           83,250
                                                                                -----------      -----------
                                                                                    728,805          694,234
                                                                                -----------      -----------

   TOTAL HEALTH CARE                                                              3,493,485        3,786,567           2.48%
                                                                                -----------      -----------          -----

INDUSTRIALS
Aerospace & Defense                      8,200  BOEING CO COM                       324,836          409,180
                                         5,000  CURTISS WRIGHT CORP COM             149,310          279,050
                                         2,000  GENERAL DYNAMICS CORP COM           157,620          204,240
                                         7,000  INVISION TECHNOLOGIES COM           166,906          323,260
                                                                                -----------      -----------
                                                                                    798,672        1,215,730
                                                                                -----------      -----------

BMC FUND, INC.                                                        SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (CONTINUED)
October 31, 2004
--------------------------------------------------------------------------------

                                                                                                                     Percent
Sectors and                             Shares                                                      Market           of Net
Industries                               Held           Company Name               Cost             Value            Assets

Air Freight & Logistics                  3,000  LANDSTAR SYS INC COM            $    88,971      $   203,820
                                                                                -----------      -----------

Building Products                        5,132  CEMEX S A SPON ADR 5 ORD            145,554          147,125
                                                                                -----------      -----------

Construction & Engineering               1,500  HALLIBURTON CO COM                   33,836           55,560
                                                                                -----------      -----------

Diversified Commercial Services         45,000  SERVICEMASTER CO COM                525,277          577,800
                                                                                -----------      -----------

Electrical Components & Equipment       11,800  EMERSON ELEC CO COM                 614,866          755,790
                                        23,000  GENERAL ELEC CO COM                 673,252          784,760
                                                                                -----------      -----------
                                                                                  1,288,118        1,540,550
                                                                                -----------      -----------

Electronic Equipment & Instruments      14,700  FLUOR CORP NEW COM                  446,449          682,668
                                                                                -----------      -----------

Industrial Conglomerates                 1,400  3M COMPANY                           80,149          108,598
                                        31,000  TYCO INTL LTD NEW COM               503,948          965,650
                                        50,000  VISTEON CORP COM                    330,438          355,500
                                                                                -----------      -----------
                                                                                    914,535        1,429,748
                                                                                -----------      -----------

Industrial Machinery                     4,000  CERADYNE INC COM                    156,247          168,335
                                         2,000  DANAHER CORP DEL COM                102,518          106,460
                                        45,000  FEDERAL SIGNAL CORP COM             715,324          747,900
                                         3,000  FRANKLIN ELEC INC COM                82,710          115,140
                                        18,800  STANDEX INTL CORP COM               410,022          492,372
                                                                                -----------      -----------
                                                                                  1,466,821        1,630,207
                                                                                -----------      -----------

   TOTAL INDUSTRIALS                                                              5,708,233        7,483,208           4.90%
                                                                                -----------      -----------          -----

INFORMATION TECHNOLOGY
Application Software                    29,500  MICROSOFT CORP COM                  798,965          825,115
                                                                                -----------      -----------

Computer Storage & Peripherals           6,500  DRS TECHNOLOGIES INC COM            165,182          235,430
                                         3,000  E M C CORP MASS COM                  44,220           35,460
                                                                                -----------      -----------
                                                                                    209,402          270,890
                                                                                -----------      -----------

Computer Hardware                        5,000  INTERNATIONAL BUS MACH COM          347,752          448,750
                                                                                -----------      -----------

BMC FUND, INC.                                                        SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (CONTINUED)
October 31, 2004
--------------------------------------------------------------------------------

                                                                                                                     Percent
Sectors and                             Shares                                                      Market           of Net
Industries                               Held           Company Name               Cost             Value            Assets

Electronic Equipment & Instruments       8,000  CREE INC COM                    $   216,971      $   259,280
                                         2,000  FLIR SYS INC COM                    122,138          106,420
                                           500  HERLEY INDS INC DEL COM              10,510            8,785
                                         2,000  L-3 COMMUNICATNS HLDGS COM           92,420          131,860
                                         2,500  MACROVISION CORP COM                 56,447           65,100
                                        10,000  NEC CORP ADR                         63,080           55,000
                                                                                -----------      -----------
                                                                                    561,566          626,445
                                                                                -----------      -----------

Internet Software & Services             1,140  VELOCITYHSI INC COM                      --               --
                                                                                -----------      -----------

IT Consulting & Services                 2,000  AFFILIATED COMPUTER CL A            101,912          108,900
                                         2,000  CACI INTL INC CL A                   94,273          115,140
                                         3,500  COMPUTER SCIENCES CORP COM          156,615          173,845
                                        11,000  SUNGARD DATA SYS INC COM            297,919          291,390
                                         5,000  SYMANTEC CORP COM                   221,844          284,700
                                                                                -----------      -----------
                                                                                    872,563          973,975
                                                                                -----------      -----------

Semiconductor Equipment                  1,500  OMNIVISION TECHNOLOGIE COM           25,185           22,050
                                                                                -----------      -----------

Systems Software                        20,000  ABB LTD SPONSORED ADR               111,600          115,800
                                                                                -----------      -----------

Telecommunications Equipment               200  ALLTEL CORP COM                       9,182           10,986
                                        22,000  BCE INC COM                         442,141          510,840
                                         7,000  RESEARCH IN MOTION LTD COM          442,283          579,800
                                                                                -----------      -----------
                                                                                    893,606        1,101,626
                                                                                -----------      -----------

   TOTAL INFORMATION TECHNOLOGY                                                   3,820,639        4,384,651           2.87%
                                                                                -----------      -----------          -----

MATERIALS
Aluminum                                 2,400  ALCOA INC                            82,901           78,000
                                                                                -----------      -----------

Diversified Metals & Mining              5,000  ALLIANCE RES PARTNR LP UT           121,950          289,500
                                        12,000  BHP BILLITON LTD SPONSORED          217,792          248,040
                                        30,000  NORTH AMERN PALLADIUM COM           234,208          250,800
                                         2,500  SOUTHERN PERU COPPER COM             99,167          107,950
                                                                                -----------      -----------
                                                                                    673,117          896,290
                                                                                -----------      -----------

Gold                                     9,000  NEWMONT MINING CORP COM             268,250          427,680
                                                                                -----------      -----------

   TOTAL MATERIALS                                                                1,024,268        1,401,970           0.92%
                                                                                -----------      -----------          -----

BMC FUND, INC.                                                        SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (CONTINUED)
October 31, 2004
--------------------------------------------------------------------------------

                                                                                                                     Percent
Sectors and                             Shares                                                      Market           of Net
Industries                               Held           Company Name               Cost             Value            Assets

TELECOMMUNICATION SERVICES
Integrated Telecommunication Services   11,000  NIPPON TELEG & TEL SPONSOR      $   265,382      $   233,750
                                        20,000  SBC COMMUNICATIONS INC COM          502,680          505,200
                                         3,000  TELECOMUNCA DE SAO PAU SPO           51,060           48,150
                                                                                -----------      -----------
                                                                                    819,122          787,100
                                                                                -----------      -----------

Telecommunications Equipment             3,000  AMERICAN TOWER CORP CL A             46,140           51,570
                                                                                -----------      -----------

Wireless Telecommunication Services      3,000  NEXTEL COMMUNICATIONS CL A           70,940           79,470
                                                                                -----------      -----------

   TOTAL TELECOMMUNICATION SERVICES                                                 936,202          918,140           0.60%
                                                                                -----------      -----------          -----

UTILITIES
Electric Utilities                      14,500  CONSTELLATION ENERGY COM            395,579          588,990
                                         7,000  DOMINION RES INC VA COM             385,662          450,240
                                         3,000  DUKE ENERGY CORP COM                 56,402           73,590
                                        20,000  DUKE ENERGY CORP CORP UNIT          397,650          300,400
                                        25,900  EXELON CORP COM                     826,897        1,026,158
                                         4,000  FIRSTENERGY CORP COM                119,307          165,320
                                         5,500  FPL GROUP INC COM                   316,586          378,950
                                         5,250  MDU RES GROUP INC COM                88,685          134,662
                                        10,000  NATIONAL FUEL GAS N J COM           224,736          280,200
                                         2,700  SOUTH JERSEY INDS INC COM            86,549          127,440
                                        65,000  TECO ENERGY INC COM                 931,803          910,000
                                                                                -----------      -----------
                                                                                  3,829,856        4,435,950
                                                                                -----------      -----------

Gas Utilities                           10,000  ATMOS ENERGY CORP COM               219,680          258,100
                                         7,500  QUESTAR CORP COM                    234,832          360,000
                                                                                -----------      -----------
                                                                                    454,512          618,100
                                                                                -----------      -----------

Multi Utilities & Unregulated Power     13,515  AQUA AMERICA INC COM                261,089          295,438
                                         4,000  HUANENG PWR INTL INC SPON           119,539          120,120
                                         3,000  NSTAR COM                           119,910          148,410
                                         5,000  SEMPRA ENERGY COM                   133,819          167,700
                                         4,000  SOUTHERN CO COM                     118,680          126,360
                                         5,000  UGI CORP NEW COM                    147,196          193,150
                                                                                -----------      -----------
                                                                                    900,233        1,051,178
                                                                                -----------      -----------

Water Utilities                          7,788  SOUTHWEST WTR CO COM                 74,038          100,115
                                                                                -----------      -----------

   TOTAL UTILITIES                                                                5,258,639        6,205,343           4.07%
                                                                                -----------      -----------          -----

TOTAL INVESTMENTS IN COMMON STOCKS                                              $47,860,940      $59,357,902          38.88%
                                                                                ===========      -----------          -----

BMC FUND, INC.                                                        SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (CONTINUED)
October 31, 2004
--------------------------------------------------------------------------------

                                                                                                    Percent
                                                     Shares                          Market          of Net
 Company Name                                         Held           Cost             Value          Assets
PREFERRED STOCKS:
CADBURY SCHWEPPES DEL PFD                               9,700    $   246,894      $   253,461
GRAND MET DEL L P PFD GTD                               9,000        244,800          227,610
LEARNINGSTATION.COM                                 1,224,661        500,000          300,000
NATIONAL WESTMINSTER SPON                               9,600        249,792          252,288
                                                                 -----------      -----------

 TOTAL INVESTMENTS IN PREFERRED STOCKS                           $ 1,241,486      $ 1,033,359         0.68%
                                                                 ===========      -----------         ----

5BMC FUND, INC.                                                       SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (CONTINUED)
October 31, 2004
--------------------------------------------------------------------------------

                                                                                           Market        Percent of
Industries                          Company Name                          Cost              Value        Net Assets
Short-term Investments      Evergreen Money Market Fund               $ 15,088,476     $  15,088,476
                                                                      ------------     -------------

Total Short-term Investments                                          $ 15,088,476        15,088,476        9.89%
                                                                      ============     -------------       -----

TOTAL INVESTMENTS - MARKET VALUE                                                       $ 133,339,921       87.37%
                                                                                       =============       -----

Aggregate gross unrealized appreciation of security values                             $  21,297,538
Aggregate gross unrealized depreciation of security values                                (2,501,882)
                                                                                       -------------
Net appreciation of security values                                                       18,795,656
Tax cost of securities                                                                   114,544,265
                                                                                       -------------

Total market value of securities                                                       $ 133,339,921
                                                                                       =============

BMC FUND, INC.                                                       SCHEDULE II
INVESTMENTS - OTHER THAN SECURITIES
October 31, 2004
--------------------------------------------------------------------------------

                                                                              Market
                                                                             Value at
                                                                              End of
Description                                                                   Period
INVESTMENT LAND:
  Residential acreage including subdivided lots in Caldwell, Rutherford
     and Wilkes Counties, NC                                                 $350,000(a)
                                                                             --------

TOTAL                                                                        $350,000
                                                                             ========

     Aggregate appreciation of investment land and buildings                 $205,219
     Tax cost of investment land and buildings                                144,781
                                                                             --------

     Market value of investment land and buildings                           $350,000
                                                                             ========

(a)   Non-income producing property

BMC FUND, INC.                                                      SCHEDULE III
INVESTMENTS IN AFFILIATES
October 31, 2004
--------------------------------------------------------------------------------

                                              Number of        Amount of Equity
                                           Shares Held At        In Net Profit       Amount of         Value at
                                             October 31,       And Loss for the      Dividends       October 31,
Issuer                                           2004               Period              (1)              2004
Broyhill Industries, Inc. - wholly owned
  subsidiary                                     1,000            $    (4,794)      $        --      $   604,105

P. B. Realty, Inc. - wholly owned
  subsidiary                                     1,000              1,353,099                --       15,031,957
                                                                  -----------       -----------      -----------

TOTAL                                                             $ 1,348,305       $        --      $15,636,062
                                                                  ===========       ===========      ===========

(1) All of the dividends received by BMC Fund, Inc. from its wholly owned subsidiaries have been credited to the investment account since BMC Fund, Inc. is accounting for its investment in the subsidiary companies on the equity method.

Item. 2.  Code of Ethics.

On July 26, 2003, the Board of Directors of the Registrant adopted a Code of Ethics for the principal executive officer and principal financial and accounting officer.

(c)-(e) N/A

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3.  Audit Committee Financial Expert.

The Board of Directors of the Registrant has determined that L. Glenn Orr, Jr., a member of its Audit Committee, is an Audit Committee financial expert. Mr. Orr is an independent director of the Registrant.

Item 4.  Principal Accountant Fees and Services.

(a) Audit Fees: $24,297.77 for the year ended October 31, 2003;
$23,376.93 for the year ended October 31, 2004.

(b) Audit Related Fees: $0 for the years ended October 31,
2003 and October 31, 2004.

(c) Tax Fees: $600.00 for the year ended October 31, 2003;
$2,554.60 for the year ended October 31, 2004.

(d) All Other Fees: $1,277.00 for the year ended
October 31, 2003; $903.52 for the year ended October 31, 2004.

(e)(1) A copy of the Audit Committee's pre-approval policies and procedures is attached as an exhibit.

(e)(2) One hundred percent of the services described in items 4(a) through 4(d) was approved in accordance with the Audit Committee Pre-Approval Policy. As a result, none of such services was approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the Registrant's financial statements for the year ended October 31, 2004 was attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g) N/A

(h) N/A

Item 5. Audit Committee of Listed Registrants.

N/A

Item 6. Schedule of Investments.

Included as a part of the report to shareholders filed under Item 1.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for
Closed-End Management Investment Companies.

The Board of Directors of the Registrant adopted
Proxy Voting Policies and Procedures on July 26, 2003 and amended them October 30, 2003 and April 5, 2004. A copy as amended is attached as an exhibit.

Item 8.  Purchases of Equity Securities by Closed-End
Management Investment Company and Affiliated Purchasers.

None

Item 9.  Submission of Matters to a Vote of Security Holders.

On September 28, 2004, BMC adopted Corporate Governance Guidelines, which contain procedures by which shareholders may recommend nominees to the Fund's Board of Directors. In accordance with the Corporate Governance Guidelines, members of the Board are expected to collectively possess a broad range of skills, industry and other knowledge and expertise, and business and other experience useful for the effective oversight of the Fund's business. The Nominating Committee is responsible for identifying and recommending to the Board qualified candidates for membership. Candidates are evaluated based on criteria established from time to time by the Board and the criteria identified in the Corporate Governance Guidelines. These criteria include, but are not limited to:

- Integrity, demonstrated sound business judgment and high moral and ethical character;
- Diversity of viewpoints, backgrounds, experiences and other demographics;
- Business or other relevant professional experience;
- Capacity and desire to represent the balanced, best interests of the Fund and its shareholders as a whole and not primarily a special interest group or constituency;
- Ability and willingness to devote time to the affairs and success of the Fund and in fulfilling the responsibilities of a director; and
- The extent to which the interplay of the candidate's expertise, skills, knowledge and experience with that of other Board members will build a Board that is effective, collegial and responsive to the needs of the Fund.

The Nominating Committee is authorized to develop additional policies regarding Board size, composition and member qualification.

The Nominating Committee evaluates suggestions concerning possible candidates for election to the Board submitted to the Fund, including those submitted by Board members and shareholders. All candidates, including those submitted by shareholders, will be similarly evaluated by the Nominating Committee using the Board membership criteria described above and in accordance with applicable procedures. Once candidates have been identified, the Nominating Committee will determine whether such candidates meet the qualifications for director nominees established in the Corporate Governance Guidelines or under applicable laws, rules or regulations. The Board, taking into consideration the recommendations of the Nominating Committee, is responsible for selecting the nominees for director and for appointing directors to fill vacancies. The Nominating Committee has authority to retain and approve the compensation of search firms to be used to identify director candidates.

As noted above, the Nominating Committee will consider qualified director nominees recommended by shareholders when such recommendations are submitted in accordance with applicable SEC requirements, the Fund's bylaws and Corporate Governance Guidelines and any other applicable law, rule or regulation regarding director nominations. When submitting a nomination to the Fund for consideration, a shareholder must provide certain information that would be required under applicable SEC rules, including the following minimum information for each director nominee:
full name, age and address; principal occupation during the past five years; current directorships on publicly held companies and investment companies; and number of shares of Fund common stock owned, if any.

Item 10.  Controls and Procedures.

Within the 90 days prior to the date of this report, the Registrant's management carried out an evaluation, under the supervision and with the participation of Registrant's Chief Executive Officer and Chief Financial Officer, of the effectiveness of the Registrant's disclosure controls and procedures pursuant to Rule 30a-2(c) of the Investment Company Act of 1940. Based upon the evaluation, the Chief Executive Officer and Chief Financial Officer concluded as of a date within 90 days of the filing of this report that the Registrant's disclosure controls and procedures are effective in timely alerting them to material information relating to the Registrant required to be included in the Registrant's periodic SEC filings.

There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 11.  Exhibits.

(a)(1)  The Registrant's Code of Ethics is attached as Exhibit 11(a)(1).

(a)(2) A certification of each of the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached as
Exhibit 11(a)(2) hereto.

(a)(3) Not applicable.

(b) A certification of each of the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BMC Fund, Inc.

By (Signature and Title)        /s/ D. E. Hendricks
                                        D. E. Hendricks
                                        Vice President and
                                        Chief Financial Officer

Date:  December 23, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)        /s/ Paul H. Broyhill
                                        Paul H. Broyhill
                                        President and Chief Executive Officer

Date:   December 23, 2004

By (Signature and Title)        /s/ D. E. Hendricks
                                        D. E. Hendricks
                                        Vice President and
                                        Chief Financial Officer

Date:   December 23, 2004